UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.4%
Alabama 0.4%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	20,000,000	21,555,600
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,581,470
Arizona 1.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,888,800
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,957,656
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,736,320
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	6,250,000	7,386,937
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,545,123
Series A, 5.25%, 7/1/2033	20,885,000	23,525,282
		81,040,118
California 17.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	312,976
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	165,000	185,100
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded, 5.5%, 4/1/2043	13,000,000	14,323,140
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,220,055
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,640,975
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,520,456
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,706,450
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,509,400
Series A, 6.0%, 7/1/2039	7,500,000	8,587,050
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	22,348,567
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,921,300
Prerefunded, 5.0%, 9/1/2032	10,000,000	10,241,900
5.0%, 2/1/2033	8,000,000	9,329,120
5.0%, 8/1/2034	11,790,000	14,097,421
5.0%, 8/1/2035	13,210,000	15,734,563
5.0%, 2/1/2043	20,000,000	23,008,800
5.0%, 5/1/2044	11,200,000	12,979,456
5.25%, 4/1/2035	15,340,000	18,107,336
6.0%, 4/1/2038	22,915,000	26,330,710
6.25%, 11/1/2034	20,655,000	24,546,815
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	26,429,750
5.25%, 9/1/2026	18,765,000	22,514,059
5.25%, 9/1/2030	5,000,000	5,940,700
5.25%, 10/1/2032	25,000,000	29,668,250
6.0%, 11/1/2039	50,000,000	58,773,500
6.5%, 4/1/2033	58,440,000	68,231,037
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,583,100
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	29,178,250
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,993,100
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,332,480
California, State University Revenue:
Series A, 5.0%, 11/1/2038	7,410,000	8,789,520
Series A, 5.25%, 11/1/2038	10,000,000	11,300,400
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	6,027,034
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,840,266
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,979,700
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,569,093
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,981,320
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,618,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,343,250
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,880,160
Series B, 5.25%, 7/1/2039	12,000,000	13,410,120
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,557,689
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,024,546
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,907,340
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,848,750
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,697,750
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,101,437
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	8,637,802
Series F, 5.0%, 5/1/2035	27,500,000	30,868,200
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,702,680
Series E, 6.0%, 5/1/2039	35,000,000	40,403,650
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,823,007
San Francisco, CA, City & County Redevelopment Agency Revenue, Series C, AMT, 0.03% **, 6/15/2034, LIQ: Fannie Mae	22,050,000	22,050,000
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,173,700
		897,831,230
Colorado 4.6%
Colorado, E-470 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,978,250
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	40,955,100
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,930,714
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,469,937
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,851,440
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,800,308
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	34,466,220
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,463,240
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,800,800
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,390,574
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,795,305
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,873,400
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,472,940
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	29,065,915
		245,314,143
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,423,070
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,902,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,978,380
		57,303,650
District of Columbia 1.5%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,856,790
Series A, 5.0%, 6/1/2033	7,500,000	9,012,975
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,864,406
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,597,000
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,136,450
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	9,070,832
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,334,783
		76,873,236
Florida 6.5%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,928,820
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,252,140
Florida, Halifax Hospital Medical Center Revenue, 0.01% **, 6/1/2048, LOC: JPMorgan Chase Bank NA	7,800,000	7,800,000
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,799,100
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	790,000	855,712
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,922,620
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,182,800
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	825,000	915,371
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,970,097
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,136,420
Series A, 5.0%, 10/1/2040	1,000,000	1,137,360
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,346,989
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,946,344
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,947,600
Series A, 5.5%, 10/1/2041	30,000,000	33,776,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,335,000
Series A-1, 5.375%, 10/1/2035	1,000,000	1,148,560
Series A-1, 5.375%, 10/1/2041	19,290,000	22,010,083
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,577,432
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,428,350
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,976,485
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,303,926
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,148,445
Prerefunded, 5.75%, 10/1/2043	7,120,000	8,056,565
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	345,000	354,060
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	72,289
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,137,780
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	552,200
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,903,660
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,000,000	1,031,970
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,237,497
Series A, 5.0%, 7/1/2040	11,895,000	13,368,196
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,835,716
5.25%, 9/1/2035, INS: AGC	3,000,000	3,296,640
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	10,355,000	11,137,631
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,035,482
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,252,934
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,270,921
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	27,606,633
		344,996,228
Georgia 5.4%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,764,770
Series B, 5.0%, 1/1/2037	720,000	810,950
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,585,150
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,184,130
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	6,117,750
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,194,800
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,735,300
Series B, 5.5%, 1/1/2033	4,000,000	4,283,760
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,571,484
Series A, 5.25%, 10/1/2033	3,635,000	4,287,773
Series A, 5.25%, 10/1/2036	11,115,000	13,130,483
Series A, 5.25%, 10/1/2041	29,000,000	34,157,070
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,026,691
Series A, 5.5%, 2/15/2045	20,000,000	22,050,600
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,174,757
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,450,600
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,027,915
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,547,450
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	20,032,382
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,980,300
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,584,387
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,140,650
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,157,150
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,764,293
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	2,430,000	2,553,371
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,489,804
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,458,301
		286,262,071
Hawaii 0.9%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,850,944
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,003,922
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,818,700
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,989,224
		47,662,790
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,375,747
Illinois 6.1%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,923,817
Series B, 6.0%, 1/1/2041	25,000,000	29,551,500
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,382,200
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,831,530
Series C, 6.5%, 1/1/2041	26,700,000	32,173,233
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,961,241
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,736,800
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,449,961
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,910,000	3,178,913
Series B, Prerefunded, 5.375%, 4/1/2044	2,590,000	2,950,787
Series A, 5.5%, 4/1/2044	2,905,000	3,192,450
Series A, Prerefunded, 5.5%, 4/1/2044	2,595,000	2,966,370
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,708,943
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,512,560
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,339,282
5.5%, 4/1/2039	4,800,000	5,253,840
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	24,813,567
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: NATL	6,050,000	6,033,967
Series A, ETM, Zero Coupon, 6/15/2016, INS: NATL	985,000	983,887
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,961,887
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,322,671
Illinois, Municipal Electric Agency Power Supply:
Series A, Prerefunded, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,656,590
Series A, Prerefunded, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,611,850
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,729,345
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,183,230
Series A, 6.7%, 11/1/2021, INS: NATL	17,435,000	20,388,663
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	4,350,000	4,783,782
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,810,258
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.03% **, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,459,187
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,668,600
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,071,181
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,544,325
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,742,950
		321,269,367
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	6,151,474
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	1,970,599
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,189,588
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,422,712
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,959,506
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,151,835
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,436,640
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,785,100
		55,067,454
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,083,720
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	15,052,960
Series A, 5.0%, 11/15/2034	4,965,000	5,721,070
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,131,659
		25,989,409
Kentucky 1.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,685,970
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,880,610
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc.:
Series A, 0.01% **, 10/1/2039, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
5.0%, 10/1/2030	15,000,000	15,277,050
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,978,682
		61,822,312
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, Prerefunded, 5.25%, 2/1/2039	10,000,000	11,282,700
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,440,500
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	8,000,000	7,708,480
		24,431,680
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,828,072
Maryland 0.3%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,725,790
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	4,065,788
		16,791,578
Massachusetts 4.2%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	1,155,000	1,155,254
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,203,665
Series B, 5.0%, 5/1/2043	4,125,000	4,718,918
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,488,704
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	314,524	1,821
Series A-2, 5.5%, 11/15/2046	63,235	54,715
Series A-1, 6.25%, 11/15/2031	1,182,967	1,157,959
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,777,965
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,144,550
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	29,024,520
Series E, 4.0%, 9/1/2042	20,000,000	21,218,200
Series A, 5.0%, 7/1/2036	22,630,000	27,003,248
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,386,890
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,977,201
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,224,680
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,378,570
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,028,422
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,188,593
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	7,910,000	8,592,870
		219,726,745
Michigan 1.6%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	17,046,333
Series H, 5.125%, 10/15/2033	9,755,000	10,877,313
Series I, 6.0%, 10/15/2038	3,545,000	3,981,744
Series I, Prerefunded, 6.0%, 10/15/2038	5,455,000	6,206,044
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,939,993
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,035,050
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,677,440
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	380,697
Series A-1, Prerefunded, 6.5%, 12/1/2033	9,665,000	11,182,135
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	8,550,720
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,188,552
		86,066,021
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,469,756
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,466,897
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	7,556,396
		18,493,049
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	16,000,586
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,256,750
Series A, 6.5%, 9/1/2032	7,420,000	8,233,974
		29,491,310
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,397,766
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,285,940
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,337,150
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	807,640
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,853,837
		30,682,333
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,093,900
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,093,900
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,093,900
		3,281,700
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,592,150
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,729,800
New Jersey 1.8%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,234,034
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,961,489
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,124,361
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,493,760
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A, AMT, 0.03% **, 5/1/2028, LOC: Bank of America NA	3,900,000	3,900,000
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,424,830
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,781,020
Series A, 6.0%, 12/15/2038	11,075,000	12,168,988
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	6,793,783
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,827,891
Series E, 5.0%, 1/1/2045	15,380,000	17,496,134
Series E, 5.25%, 1/1/2040	5,250,000	5,775,053
		93,981,343
New York 9.5%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	3,195,000	3,464,307
New York, Metropolitan Transportation Authority Revenue:
Series E-2, 0.01% **, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	6,000,000	6,000,000
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,952,460
Series D, 5.0%, 11/15/2038	13,635,000	15,773,513
Series B, 5.25%, 11/15/2044	25,000,000	29,105,250
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	609,900
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,668,750
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,351,120
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,951,396
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,886,385
Series B, 5.0%, 2/15/2035	30,000,000	35,459,100
Series F, 5.0%, 2/15/2035	5,000,000	5,650,250
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,747,675
Series C, 5.0%, 3/15/2041	10,000,000	11,427,900
Series C, 5.0%, 3/15/2042	14,750,000	16,980,937
Series E, 5.0%, 2/15/2044	10,000,000	11,485,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 0.03% **, 5/15/2033	14,875,000	14,875,000
New York, State Housing Finance Agency Revenue, 900 Eighth Avenue Condominium LLC, Series A, AMT, 0.03% **, 5/15/2035, LIQ: Fannie Mae	125,000	125,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	52,161,300
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,165,023
Series A, 5.0%, 4/1/2032	4,000,000	4,674,640
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,823,296
Series TE, 5.0%, 12/15/2035	4,000,000	4,763,360
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	14,128,680
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,537,497
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,188,938
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	7,072,860
Series FF, 5.0%, 6/15/2039	22,500,000	26,404,650
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2035	9,295,000	10,987,805
Series E-1, 5.0%, 2/1/2037	28,685,000	34,118,512
Series D-1, 5.0%, 2/1/2038	17,655,000	20,424,363
Series A-1, 5.0%, 11/1/2038	11,560,000	13,574,677
Series D-1, 5.0%, 11/1/2038	10,000,000	11,319,800
Series I, 5.0%, 5/1/2042	8,000,000	9,254,320
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	29,304,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,843,400
Series I-1, 5.375%, 4/1/2036	7,000,000	7,918,960
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,106,881
5.0%, 9/1/2039	4,490,000	5,233,005
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	5,775,000	6,718,693
AMT, 5.0%, 10/15/2035	2,865,000	3,320,191
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,261,520
		496,820,314
North Carolina 1.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,721,490
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,343,462
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
ETM, 6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,639,338
Series B, ETM, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,160,652
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	17,000,000	19,579,580
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,962,848
		91,407,370
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,310,071
Ohio 2.4%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,114,860
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	335,000	335,616
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	315,000	332,457
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	140,000	148,623
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,387,607
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,442,820
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,280,528
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,768,138
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,860,000	2,094,044
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	11,547,600
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	295,000	325,379
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,382,900
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,562,600
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,275,928
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,537,624
Series A-1, 5.25%, 2/15/2031	9,375,000	11,191,031
Series A-1, 5.25%, 2/15/2032	7,500,000	8,904,975
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	50,000	52,253
		126,684,983
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,467,835
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	17,540,000	19,658,657
		29,126,492
Pennsylvania 2.4%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,299,308
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,659,152
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,277,758
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,715,800
Series A, 5.0%, 6/1/2034	6,000,000	6,833,220
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,479,818
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	15,000,000	16,954,950
Series C, 5.0%, 12/1/2044	4,840,000	5,445,339
Series B, 5.75%, 6/1/2039	32,000,000	35,832,960
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,530,100
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,937,813
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,300,900
Series A, 5.25%, 1/1/2036	2,500,000	2,750,025
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,128,077
		128,145,220
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	2,754,950
Series A, 5.5%, 8/1/2042	4,475,000	1,849,652
Series A, 6.0%, 8/1/2042	13,650,000	5,726,311
Series A, 6.375%, 8/1/2039	3,950,000	1,671,680
		12,002,593
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,581,190
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,242,000
		25,823,190
South Carolina 2.4%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,999,670
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,251,875
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,074,069
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,388,441
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,704,462
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,488,338
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	11,373,357
Series A, 5.0%, 12/1/2037	16,425,000	19,038,382
Series C, 5.0%, 12/1/2039	6,875,000	7,824,369
Series A, Prerefunded, 5.375%, 1/1/2028	2,500,000	2,827,421
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,177,600
Series A, 5.75%, 12/1/2043	35,555,000	43,123,593
		128,271,577
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	23,049,117
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,329,400
		26,378,517
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	872,281
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,410,489
5.625%, 4/1/2038	1,230,000	1,323,111
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,662,856
5.75%, 4/1/2041	2,345,000	2,523,994
Prerefunded, 5.75%, 4/1/2041	6,330,000	7,000,094
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,184,800
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,807,240
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,333,980
		38,118,845
Texas 11.4%
Dallas, TX, Waterworks & Sewer System Revenue:
5.0%, 10/1/2037	2,415,000	2,650,318
Prerefunded, 5.0%, 10/1/2037	2,185,000	2,423,821
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,864,683
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	5,890,650
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,107,209
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,137,229
Series B, 5.0%, 7/1/2032	3,510,000	3,988,273
Series A, 5.5%, 7/1/2039	10,000,000	10,989,900
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,685,691
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	8,121,190
Series B, 5.0%, 11/15/2038	3,370,000	3,883,386
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,403,684
Series B, 5.0%, 1/1/2040	8,825,000	10,001,990
Series C, 5.25%, 1/1/2044	20,000,000	21,825,200
First Tier, Series A, 5.625%, 1/1/2033	3,535,000	3,802,458
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,965,000	3,232,176
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	12,210,000	13,338,082
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	16,500,000	18,024,435
First Tier, 6.0%, 1/1/2043	30,000,000	35,461,800
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,322,400
Series A, 6.0%, 9/1/2041	6,675,000	8,103,050
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	8,015,140
5.0%, 8/15/2043	9,900,000	11,123,244
5.625%, 8/15/2035	9,260,000	10,911,058
Prerefunded, 5.625%, 8/15/2035	740,000	890,671
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,558,970
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01% **, 10/1/2041, LOC: TD Bank NA	4,000,000	4,000,000
Texas, Central Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,343,103
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	13,065,821
Series D, 5.0%, 11/1/2035	24,425,000	27,823,250
Series D, AMT, 5.0%, 11/1/2038	19,355,000	21,211,338
Series A, 5.25%, 11/1/2038	20,000,000	22,937,600
Texas, Electric Revenue, ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	123,811
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,761,200
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	7,036,627
5.0%, 8/15/2035	6,130,000	7,094,494
5.0%, 8/15/2036	3,350,000	3,877,089
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,558
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,389,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 1.043% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,387,864
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,403,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	380,000	379,278
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,570,026
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,353,488
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,731,944
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,513,070
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,996,980
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	23,517,040
Texas, State Municipal Power Agency Revenue:
Series 2015, Zero Coupon, 9/1/2016, INS: NATL	5,815,000	5,803,428
Series 2015, ETM, Zero Coupon, 9/1/2016, INS: NATL	2,480,000	2,474,172
Series 2015, Zero Coupon, 9/1/2017, INS: NATL	4,430,000	4,373,872
Series 2015, ETM, Zero Coupon, 9/1/2017, INS: NATL	1,445,000	1,427,761
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,249,636
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,660,600
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	16,422,212
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,749,680
		599,465,450
Virginia 0.3%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	2,915,000	3,045,009
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,295,000	1,358,106
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,843,063
		13,246,178
Washington 3.6%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,632,531
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,352,760
Series A, 5.0%, 8/1/2032	2,500,000	2,940,950
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,357,394
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,946,000
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	20,464,126
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,512,461
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,892,700
Series B, 5.0%, 2/1/2033	5,000,000	5,762,450
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,069,800
Series A, 5.0%, 8/1/2035	12,190,000	14,218,660
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,470,088
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,486,014
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,502,442
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	15,649,745
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,974,905
Series C, 5.0%, 6/1/2033	6,000,000	6,970,800
Series C, 5.0%, 6/1/2041	11,000,000	12,672,330
		190,876,156
Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,800,240
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,355,000	2,754,172
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,115,000	4,811,999
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,573,295
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.01% **, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,385,000	10,385,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,814,787
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,589,285
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,632,881
		66,361,659
Wyoming 0.0%
Sweetwater County, WY, Environmental Improvement Revenue, PacifiCorp Project, AMT, 0.01% **, 11/1/2025, LOC: Bank of Nova Scotia	2,500,000	2,500,000
Total Municipal Bonds and Notes (Cost $4,596,596,756)		5,084,579,221
Underlying Municipal Bonds of Inverse Floaters (b) 8.8%
California 2.2%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	5,232,938	5,763,265
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	3,670,541	4,042,529
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	3,059,304	3,369,346
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2023 (c)	3,118	3,435
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2024 (c)	71,727	78,996
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2025 (c)	59,253	65,257
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.057%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	13,082,650	14,752,650
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (c)	2,537,350	2,861,243
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.2%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (c)	30,000,000	33,992,100
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.7%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, Prerefunded, 6.0%, 8/1/2033 (c)	30,000,000	35,324,400
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.88%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	14,997,001	15,943,151
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.777%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		116,196,372
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (c)	22,000,000	25,721,740
Trust: District of Columbia, Series 3369, 144A, 20.2%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 0.6%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (c)	30,130,000	32,240,587
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.318%, 7/1/2016, Leverage Factor at purchase date: 10 to 1
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,023,487	3,442,979
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,300,848	3,758,823
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,663,166	4,171,412
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.418%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,373,214
Massachusetts 1.5%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	20,000,000	23,574,200
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.14%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (c)	7,825,000	8,597,332
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (c)	3,000,000	3,296,102
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (c)	2,750,000	3,021,426
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.188%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	21,256,600
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.06%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	20,000,000	21,256,600
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.06%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
		81,002,260
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (c)	6,252,645	6,782,644
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (c)	6,565,277	7,121,776
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (c)	6,372,122	6,912,248
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.773%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		20,816,668
New York 0.6%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (c)	27,925,000	30,668,010
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.4%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (c)	20,000,000	22,256,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.17%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (c)	8,725,000	9,309,125

Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (c)	8,725,000	9,309,124
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.22%, 3/1/2017, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (c)	6,032,233	6,514,755
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (c)	10,287,087	11,109,957
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		36,242,961
Tennessee 1.3%
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2026 (c)	20,800,000	22,472,944
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.26%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2028 (c)	21,610,075	23,348,173
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.268%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2027 (c)	21,793,305	23,546,134
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.255%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		69,367,251
Texas 0.4%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	11,521,100
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.42%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (c)	5,500,000	6,273,685
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.61%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
		17,794,785
Total Underlying Municipal Bonds of Inverse Floaters (Cost $419,491,303)		463,679,848
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,016,088,059) †	105.2	5,548,259,069
Floating Rate Notes (b)	(5.8)	(308,599,091)
Other Assets and Liabilities, Net	0.6	35,461,915
Net Assets	100.0	5,275,121,893

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2016.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $4,698,352,981. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $541,306,997. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $559,963,711 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,656,714.
(a)	At February 29, 2016, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$5,548,259,069	$—	$5,548,259,069
Total	$—	$5,548,259,069	$—	$5,548,259,069

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016